Segment Reporting (Tables)	12 Months Ended
Jul. 31, 2025
Segment Reporting [Abstract]
Schedule of CODM and Reconciliation to Net Income as Reported in the Consolidated Statement of Comprehensive Income	The following table summarizes the operating results reviewed by CODM and reconciliation to net income as reported in the consolidated statement of comprehensive income.
	For the Years ended July 31,
	2025	2024	2023
Consolidated in-game purchases	$106,994,440	$84,461,982	$81,388,946
Less: Revenue share with game developers and IP holders	15,898,478	14,975,047	19,263,857
Transaction fee	5,265,054	3,812,118	3,659,159
Advertisement expense	52,396,511	37,309,197	31,080,465
Server cost directly related to hosting the games	2,088,553	1,319,704	2,396,425
Segment profits	$31,345,844	$27,045,916	$24,989,040

Reconciliation from segment profits to income before income tax
Segment profits	$31,345,844	$27,045,916	$24,989,040
Less: other operating expenses:
Payroll and related cost	13,621,485	9,756,710	10,165,389
Lease expense	2,661,149	1,738,249	1,446,048
Depreciation and amortization expense (including amortization of prepaid royalties)	2,702,360	2,099,728	947,512
Impairment expense	3,632,218	447,904	3,289,524
Recoup of advances made to game developers	3,583,143	2,477,840	551,774
Other cost of sales(1)	2,087,031	1,563,366	809,739
Other selling and marketing expenses(2)	1,713,981	1,402,889	1,307,165
Other general and administrative expenses(3)	2,409,601	902,948	883,557
Total other operating expense	32,410,968	20,389,634	19,400,708

Income (loss) from operation	(1,065,124)	6,656,282	5,588,332
Interest income, net	494,358	300,985	41,035
Foreign Currency Transaction gain (loss)	(287,946)	784,674	(566,100)
Other income	555,012	454,286	173,291
Extraordinary income	4,709,029	—	—
Income before income tax expense	$4,405,329	$8,196,227	$5,236,558
(1)	Other cost of sales mainly includes server and infrastructure cost that are not directly related to the host of a specific game and certain outsourcing cost.

(2)	Other selling and marketing expenses mainly includes cost associated with meeting, travel and promotions.

(3)	Other general and administrative expenses mainly includes cost associated with professional services, office supplies, recruiting and education.

Schedule of Reconciles from Consolidated in-Game Purchase Amount to Revenue

The following table reconciles from consolidated in-game purchase amount to revenue.

	For the Years ended July 31,
Revenue reconciliation	2025	2024	2023
Consolidated in-game purchases	$106,994,440	$84,461,982	$81,388,946
Less:
Recoup of advances made to game developers	3,583,143	2,477,840	551,774
Revenue share paid to game developers	13,040,504	13,559,565	17,893,099
Consolidated revenue	$90,370,793	$68,424,577	$62,944,073

Schedule of Long-Lived Assets by Geographic Locations

As of July 31, 2025 and 2024, the Group’s long-lived assets by geographic locations are as follows:

	As of July 31,
	2025	2024
Japan	$14,726,888	$21,889,775
Singapore	6,502,511	1,082,123
Taiwan	4,481,573	1,059,941
China, excluding Taiwan	836,698	-
Total	$26,547,670	$24,031,839